Trade and other receivables (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Customers
Domestic	$ 3,268,944	$ 2,917,305
Foreign	3,065,207	3,222,837
Fuel Price stabilization fund	26,296,870	7,824,788
Concessions	5,194,909	3,370,644
Accounts receivable from employees	115,922	106,547
Related parties	110,408	9,355
Industrial services	70,762	32,096
Other	1,101,977	965,310
Total current	39,224,999	18,448,882
Non-current
Concessions	28,647,390	21,259,519
Foreign	185,331	36,965
Domestic	72,985	178,552
Accounts receivable from employees	498,415	534,051
Related parties	335	335
Other	2,750,749	2,150,294
Total non-current	$ 32,155,205	$ 24,159,716